UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10419

NorthQuest Capital Fund, Inc.

(Exact name of registrant as specified in charter)

16 Rimwood Lane

Colts Neck, NJ 07722

(Address of principal executive offices)

 (Zip code)

Peter J. Lencki

16 Rimwood Lane

Colts Neck, NJ 07722

(Name and address of agent for service)

Registrant's telephone number, including area code: 732-842-3465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

NorthQuest Capital Fund

Issuer:	Microchip Technology Inc.
Ticker:	MCHP
Cusip:	595017104
Meeting Type: Annual
Meeting Date: 08/14/2018		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1.1	Elect Director Steve Sanghi	Issuer	Yes	For	For
1.2	Elect Director Matthew W. Chapman	Issuer	Yes	For	For
1.3	Elect Director L.B. Day	Issuer	Yes	For	For
1.4	Elect Director Esther L. Johnson	Issuer	Yes	For	For
1.5	Elect Director Wade F. Meyercord	Issuer	Yes	For	For
2.0	Ratify Ernst & Young LLP as Auditors	Issuer	Yes	For	For
3.0	Approve advisory (non-binding) vote on Executive	Issuer	Yes	Against	Against
Compensation

Issuer:	Nike, Inc.
Ticker:	NKE
Cusip:	654106103
Meeting Type: Annual
Meeting Date: 09/20/2018		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1.01	Elect Director Alan G. Graf	Issuer	Yes	For	For
1.02	Elect Director John C. Lechleiter	Issuer	Yes	For	For
1.03	Elect Director Michelle A. Peluso	Issuer	Yes	For	For
2.00	Approve advisory vote on Executive	Issuer	Yes	Against	Against
Compensation
3.00	Disclose Political Contribution	Shareholder	Yes	Against	For
4.00	Ratify PricewaterhouseCoopers LLP as Auditors	Issuer	Yes	For	For

Issuer:	Westinghouse Air brake Technologies Corp
Ticker:	WAB
Cusip:	929740108
Meeting Type: Special
Page 1
Meeting Date: 11/14/2018		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1.00	Authorize the issuance of WabTec common	Issuer	Yes	For	For
stock in the Merger.
2.00	Amend the Wabtec Charter to increase the	Issuer	Yes	For	For
number of authorized shares of common stock
from 200 Million to 500 Million.
3.00	Approve the adjournment or postponement of	Issuer	Yes	For	For
the special meeting, if necessary or appropriate,
to solicit additional proxies.

Issuer:	Acuity Brands, Inc.
Ticker:	AYI
Cusip:	00508Y102
Meeting Type: Annual
Meeting Date: 01/04/2019		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1a.	Elect Director Peter C. Browning	Issuer	Yes	For	For
1b.	Elect Director G. Douglas Dillard, Jr.	Issuer	Yes	For	For
1c.	Elect Director James H. Hance, Jr.	Issuer	Yes	For	For
1d.	Elect Director Vernon J. Nagel	Issuer	Yes	For	For
1e.	Elect Director Julia B. North	Issuer	Yes	For	For
1f.	Elect Director Ray M. Robinson	Issuer	Yes	For	For
1g.	Elect Director Mary A. Winston	Issuer	Yes	For	For
2.0	Ratify Ernst & Young LLP as Auditors	Issuer	Yes	For	For
3.0	Approve advisory vote on Executive	Issuer	Yes	Against	Against
Compensation

Issuer:	Apple Inc.
Ticker:	AAPL
Cusip:	037833100
Meeting Type: Annual
Meeting Date: 03/01/2019		Proposed		Vote	For/Against
Page 2
Proposal:		By	Voted?	Cast	Management
1a.	Elect Director James Bell	Issuer	Yes	For	For
1b.	Elect Director Tim Cook	Issuer	Yes	For	For
1c.	Elect Director Al Gore	Issuer	Yes	For	For
1d.	Elect Director Bob Iger	Issuer	Yes	For	For
1e.	Elect Director Andrea Jung	Issuer	Yes	For	For
1f.	Elect Director Art Levinson	Issuer	Yes	For	For
1g.	Elect Director Ron Sugar	Issuer	Yes	For	For
1h.	Elect Director Sue Wagner	Issuer	Yes	For	For
2.0	Ratify Ernst & Young LLP as Auditors	Issuer	Yes	For	For
3.0	Approve advisory vote on Executive	Issuer	Yes	Against	Against
Compensation
4.0	Proposal entitled "Shareholder Proxy Access	Shareholder	Yes	Against	For
Amendments"
5.0	Proposal entitled "True Diversity Board Policy"	Shareholder	Yes	Against	For

Issuer:	A.O. Smith Corporation
Ticker:	AOS
Cusip:	831865209
Meeting Type: Annual
Meeting Date: 04/09/2019		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1	Election of Directors Nominees
01	Elect Director William P. Greubel	Issuer	Yes	Withhold	Against
02	Elect Director Dr. Ilham Kadri	Issuer	Yes	For	For
03	Elect Director Idelle K. Wolf	Issuer	Yes	For	For
04	Elect Director Gene C. Wulf	Issuer	Yes	For	For
2	Approve advisory vote on Executive	Issuer	Yes	Against	Against
Compensation
3	Ratify Ernst & Young LLP as Auditors	Issuer	Yes	For	For

Issuer:	Fiserv, Inc.
Ticker:	FISV
Page 3
Cusip:	337738108
Meeting Type: Special
Meeting Date: 04/18/2019		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1	To approve the issuance of shares of Fiserv, Inc.	Issuer	Yes	For	For
common stock in connection with the transactions
contemplated by the Agreement and Plan of Merger,
dated January 16, 2019, by and among Fiserv, Inc.,
300 Holdings, Inc. and First Data Corporation.

2	To adjourn the special meeting, if necessary or appro-	Issuer	Yes	For	For
priate, to solicit additional proxies if, immediately prior
to such adjournment, sufficient votes to approve
Proposal 1 have not been obtained.

Issuer:	LKQ Corporation
Ticker:	LKQ
Cusip:	501889208
Meeting Type: Annual
Meeting Date: 05/06/2019		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1a.	Elect Director A. Clinton Allen	Issuer	Yes	For	For
1b.	Elect Director Meg A. Divitto	Issuer	Yes	For	For
1c.	Elect Director Robert M. Hanser	Issuer	Yes	For	For
1d.	Elect Director Joseph M. Holsten	Issuer	Yes	For	For
1e.	Elect Director Blythe J. McGarvie	Issuer	Yes	For	For
1f.	Elect Director John W. Mendel	Issuer	Yes	For	For
1g.	Elect Director Jody G. Miller	Issuer	Yes	For	For
1h.	Elect Director John F. O'Brien	Issuer	Yes	For	For
1i.	Elect Director Guhan Subramanian	Issuer	Yes	For	For
1j.	Elect Director William M. Webster, IV	Issuer	Yes	For	For
1k.	Elect Director Dominick Zarcone	Issuer	Yes	For	For
2.0	Ratify Deloitte & Touche LLP as Auditors	Issuer	Yes	For	For
Page 4
3.0	Approval, on an advisory basis, of the compensation	Issuer	Yes	Against	Against
of our named executive officers.

Issuer:	United Technologies Corporation
Ticker:	UTX
Cusip:	913017109
Meeting Type: Annual
Meeting Date: 04/29/2019		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1a.	Elect Director Lloyd J. Austin III	Issuer	Yes	For	For
1b.	Elect Director Diane M. Bryant	Issuer	Yes	For	For
1c.	Elect Director John V. Faraci	Issuer	Yes	For	For
1d.	Elect Director Jean-Pierre Garnier	Issuer	Yes	For	For
1e.	Elect Director Gregory J. Hayes	Issuer	Yes	For	For
1f.	Elect Director Christopher J. Kearney	Issuer	Yes	For	For
1g.	Elect Director Ellen J. Kullman	Issuer	Yes	For	For
1h.	Elect Director Marshall O. Larsen	Issuer	Yes	For	For
1i.	Elect Director Harold W. McGraw III	Issuer	Yes	For	For
1j.	Elect Director Margaret L. O'Sullivan	Issuer	Yes	For	For
1k.	Elect Director Denise L. Ramos	Issuer	Yes	For	For
1l.	Elect Director Fredric G. Reynolds	Issuer	Yes	For	For
1m.	Elect Director Brian C. Rogers	Issuer	Yes	For	For
2.0	Advisory Vote to Approve Executive Compensation.	Issuer	Yes	Against	Against
3.0	Appoint PricewaterhouseCoopers LLP to Serve as	Issuer	Yes	For	For
Independent Auditor for 2019.
4.0	Approve Amendment to the Restated Certificate of	Issuer	Yes	For	For
Incorporation to Eliminate Supermajority Voting for
Certain Business Combinations.
5.0	Ratify the 15% Special Meeting Ownership Threshold	Issuer	Yes	For	For
in the Company's Bylaws.

Issuer:	Stryker Corporation
Ticker:	SYK
Page 5
Cusip:	863667101
Meeting Type: Annual
Meeting Date: 05/01/2019		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1a.	Elect Director Mary K. Brainerd	Issuer	Yes	For	For
1b.	Elect Director Srikant M. Datar, Ph.D.	Issuer	Yes	For	For
1c.	Elect Director Roch Doliveux, DVM	Issuer	Yes	For	For
1d.	Elect Director Louise L. Francesconi	Issuer	Yes	For	For
1e.	Elect Director Allan C. Golston	Issuer	Yes	For	For
1f.	Elect Director Kevin A. Lobo	Issuer	Yes	For	For
1g.	Elect Director Sherilyn S. McCoy	Issuer	Yes	For	For
1h.	Elect Director Andrew K. Silvernail	Issuer	Yes	For	For
1i.	Elect Director Ronda E. Stryker	Issuer	Yes	For	For
1j.	Elect Director Rajeev Suri	Issuer	Yes	For	For
2.0	Ratify Ernst & Young LLP as our independent registered	Issuer	Yes	For	For
Public accointing firm for 2019.
3.0	Advisory vote to approve anmed executive officer	Issuer	Yes	Against	Against
compensation.

Issuer:	S&P Global Inc.
Ticker:	SPGI
Cusip:	78409V104
Meeting Type: Annual
Meeting Date: 05/09/2019		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1a.	Elect Director Marco Alvera	Issuer	Yes	For	For
1b.	Elect Director William J. Amelio	Issuer	Yes	For	For
1c.	Elect Director William D. Green	Issuer	Yes	For	For
1d.	Elect Director Charles E. Haldeman, Jr.	Issuer	Yes	For	For
1e.	Elect Director Stephanie C. Hill	Issuer	Yes	For	For
1f.	Elect Director Rebecca Jacoby	Issuer	Yes	For	For
1g.	Elect Director Monique F. Leroux	Issuer	Yes	For	For
1h.	Elect Director Maria R. Morris	Issuer	Yes	For	For
Page 6
1i.	Elect Director Douglas L. Peterson	Issuer	Yes	For	For
1j.	Elect Director Edward B. Rust, Jr.	Issuer	Yes	For	For
1k.	Elect Director Kurt L. Schmoke	Issuer	Yes	For	For
1l.	Elect Director Richard E. Thornburgh	Issuer	Yes	For	For
2.0	Vote to approve, on an advisory basis, the executive	Issuer	Yes	Against	Against
compensation program for the Company's named
executive officers.
3.0	Vote to approve the Company's 2019 Stock Incentive	Issuer	Yes	Against	Against
Plan.
4.0	Vote to approve the Company's Director Deferred	Issuer	Yes	Against	Against
Stock Ownership Plan, as Amended and Restated.
5.0	Vote to ratify the selection of Ernst & Young LLP as our	Issuer	Yes	For	For
independent Registered Public Accounting Firm for 2019.

Issuer:	Edwards Lifesciences Corporation
Ticker:	EW
Cusip:	28176E108
Meeting Type: Annual
Meeting Date: 05/08/2019		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1a.	Elect Director Michel A. Mussallem	Issuer	Yes	For	For
1b.	Elect Director Kieran T. Gallahue	Issuer	Yes	For	For
1c.	Elect Director Leslie S. Heisz	Issuer	Yes	For	For
1d.	Elect Director William J. Link, Ph.D.	Issuer	Yes	For	For
1e.	Elect Director Steven R. Loranger	Issuer	Yes	For	For
1f.	Elect Director Martha H. Marsh	Issuer	Yes	For	For
1g.	Elect Director Wesley W. von Schack	Issuer	Yes	For	For
1h.	Elect Director Nicholas J. Valeriani	Issuer	Yes	For	For
2.0	Vote to approve compensation of Named Executive	Issuer	Yes	Against	Against
Officers.
3.0	Ratifcation of appointment of independent registered	Issuer	Yes	For	For
public accounting firm.
4.0	Advisory vote on a stockholder proposal regarding an	Shareholder	Issuer	Against	For
	independent chair policy.				Page 7

Issuer:	Zoetis Inc.
Ticker:	ZTS
Cusip:	98978V103
Meeting Type: Annual
Meeting Date: 05/15/2019		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1.1	Elect Director Juan Ramon Alaix	Issuer	Yes	For	For
1.2	Elect Director Paul M. Bisaro	Issuer	Yes	For	For
1.3	Elect Director Frank A. D'Amelio	Issuer	Yes	For	For
1.4	Elect Director Michael B. McCallister	Issuer	Yes	For	For
2.0	Advisory vote to approve our executive compensation.	Issuer	Yes	Against	Against
3.0	Ratifcation of appointment of KPMG LLP as our inde-	Issuer	Yes	For	For
pendent registered public accounting firm for 2019.

Issuer:	Union Pacific Corporation
Ticker:	UNP
Cusip:	907818108
Meeting Type: Annual
Meeting Date: 05/16/2019		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1a.	Elect Director Andrew H. Card Jr.	Issuer	Yes	For	For
1b.	Elect Director Erroll B. Davis jr.	Issuer	Yes	For	For
1c.	Elect Director William J. Delaney	Issuer	Yes	For	For
1d.	Elect Director David B. Dillion	Issuer	Yes	For	For
1e.	Elect Director Lance M. Fritz	Issuer	Yes	For	For
1f.	Elect Director Deborah C. Hopkins	Issuer	Yes	For	For
1g.	Elect Director Jane H. Lute	Issuer	Yes	For	For
1h.	Elect Director Michael R. McCarthy	Issuer	Yes	For	For
1i.	Elect Director Thomas F. McLarty III	Issuer	Yes	For	For
1j.	Elect Director Bhavesh V. Patel	Issuer	Yes	For	For
1k.	Elect Director Jose H. Villarreal	Issuer	Yes	For	For
2.0	Ratification of the appointment of Deloitte & Touche	Issuer	Yes	For	For
	LLP as the independent registered public accounting				Page 8

firm of the Company in 2019.
3.0	An advisory vote to approve executive compensation.	Issuer	Yes	Against	Against
4.0	Shareholder proposal regarding independent Chairman	Shareholder	Yes	Against	For
if properly presented at the annual meeting.

Issuer:	Zebra Technologies Corporation
Ticker:	ZBRA
Cusip:	989207105
Meeting Type: Annual
Meeting Date: 05/16/2019		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1.1	Elect Director Frank B. Modruson	Issuer	Yes	For	For
1.2	Elect Director Michael A. Smith	Issuer	Yes	For	For
2.0	Proposal to approve, by non-binding vote,	Issuer	Yes	Against	Against
compensation of named executive officers.
3.0	Ratify the appointment of Ernst & Young LLP as our	Issuer	Yes	For	For
independent auditors for 2019.

Issuer:	Intercontinental Exchange, Inc.
Ticker:	ICE
Cusip:	45866F104
Meeting Type: Annual
Meeting Date: 05/17/2019		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1a.	Elect Director Hon. Sharon Y. Bowen	Issuer	Yes	For	For
1b.	Elect Director Charles R. Crisp	Issuer	Yes	For	For
1c.	Elect Director Duriya M. Farooqui	Issuer	Yes	For	For
1d.	Elect Director Jean-Marc Forneri	Issuer	Yes	For	For
1e.	Elect Director The Rt. Hon. Lord Hague of Richmond	Issuer	Yes	For	For
1f.	Elect Director Hon. Frederick W. Hatfield	Issuer	Yes	For	For
1g.	Elect Director Thomas E. Noonan	Issuer	Yes	For	For
Page 9
1h.	Elect Director Frederic V. Salerno	Issuer	Yes	For	For
1i.	Elect Director Jeffrey C. Sprecher	Issuer	Yes	For	For
1j.	Elect Director Judith A. Sprieser	Issuer	Yes	For	For
1k.	Elect Director Vincent Tese	Issuer	Yes	For	For
2.0	To approve, by non-binding vote, the advisory resolu-	Issuer	Yes	Against	Against
tion on executive compensation for named executive
officers.
3.0	To ratify the appointment of Ernst & Young LLP as our	Issuer	Yes	For	For
independent registered public accounting firm for the
fiscal year ending December 31, 2019.

Issuer:	Westinghouse Air Brake Technologies Corp.
Ticker:	WAB
Cusip:	929740108
Meeting Type: Annual
Meeting Date: 05/17/2019		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1.01	Elect Director William E. Kassling	Issuer	Yes	For	For
1.02	Elect Director Albert J. Neupaver	Issuer	Yes	For	For
2.00	Approve an advisory (non-binding) resolution relating	Issuer	Yes	Against	Against
to the approval of 2018 named executive officer
compensation.
3.00	Ratify the appointment of Ernst & Young LLP as our	Issuer	Yes	For	For
independent registered public accounting firm for the
2019 fiscal year.

Issuer:	Middleby Corporation
Ticker:	MIDD
Cusip:	596278101
Meeting Type: Annual
Meeting Date: 05/29/2019		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1.01	Elect Director Sarah Palisi Chapin	Issuer	Yes	For	For
Page 10
1.02	Elect Director Timothy J. FitzGerald	Issuer	Yes	For	For
1.03	Elect Director Cathy L. McCarthy	Issuer	Yes	For	For
1.04	Elect Director John R. Miller III	Issuer	Yes	For	For
1.05	Elect Director Gordon O'Brien	Issuer	Yes	For	For
1.06	Elect Director Nassem Ziyad	Issuer	Yes	For	For
2.00	Ratification of selection of Ernst & Young LLP as the	Issuer	Yes	For	For
Company's independent public accountants for the
current fiscal year ending December 31, 2019.
3.00	Approval, by an advisory vote, of the 2018 compensa-	Issuer	Yes	Against	Against
tion of to the Company's named executive officers, as
disclosed pursuant to the compensation disclosure
rules of the Securities and Exchange Commission.
4.00	Stockerholder [proposal regarding ESG reporting.	Shareholder	Yes	Against	For

Issuer:	Fiserv. Inc.
Ticker:	FISV
Cusip:	337738108
Meeting Type: Annual
Meeting Date: 05/22/2019		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1.01	Elect Director Alison Davis	Issuer	Yes	For	For
1.02	Elect Director Harry F. DiSimone	Issuer	Yes	For	For
1.03	Elect Director John Y. Kim	Issuer	Yes	For	For
1.04	Elect Director Dennis F. Lynch	Issuer	Yes	For	For
1.05	Elect Director Denis J. O'Leary	Issuer	Yes	For	For
1.06	Elect Director Glenn M. Renwick	Issuer	Yes	For	For
1.07	Elect Director Kim M. Robak	Issuer	Yes	For	For
1.08	Elect Director JD Sherman	Issuer	Yes	For	For
1.09	Elect Director Doyle R. Simon	Issuer	Yes	For	For
1.10	Elect Director Jeffrey W. Yabuki	Issuer	Yes	For	For
2.00	To approve the Fiserv. Inc. Amended and Restated	Issuer	Yes	For	For
Employee Stock Purchase Plan.
3.00	To approve, on an advisory basis, the compensation	Issuer	Yes	Against	Against
Page 11
of the named executive officers of Fiserv, Inc.
4.00	To ratify the appointment of Deloitte & Touche LLP	Issuer	Yes	For	For
as the independent registered public accounting firm
of Fiserv, Inc. for 2019.
5.00	A shareholder proposal requesting the company	Shareholder	Yes	Against	For
provide a political contribution report.

Issuer:	Home Depot, Inc.
Ticker:	HD
Cusip:	437076102
Meeting Type: Annual
Meeting Date: 05/23/2019		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1a.	Elect Director Gerard J. Arpey	Issuer	Yes	For	For
1b.	Elect Director Ari Bousbib	Issuer	Yes	For	For
1c.	Elect Director Jeffrey M. Boyd	Issuer	Yes	For	For
1d.	Elect Director Gregory D. Brenneman	Issuer	Yes	For	For
1e.	Elect Director J. Frank Brown	Issuer	Yes	For	For
1f.	Elect Director Albert P. Carey	Issuer	Yes	For	For
1g.	Elect Director Helena B. Foulkes	Issuer	Yes	For	For
1h.	Elect Director Linda R. Gooden	Issuer	Yes	For	For
1i.	Elect Director Wayne M. Hewett	Issuer	Yes	For	For
1j.	Elect Director Manuel Kadre	Issuer	Yes	For	For
1k.	Elect Director Stephanie C. Linnartz	Issuer	Yes	For	For
1l.	Elect Director Craig A. Menear	Issuer	Yes	For	For
2.0	Ratification of the appointment of KPMG LLP.	Issuer	Yes	For	For
3.0	Advisory Vote to Approve Executive Compensation.	Issuer	Yes	Against	Against
4.0	Shareholder Proposal Regarding EEO-1 Disclosure.	Shareholder	Yes	Against	For
5.0	Shareholder Proposal to Reduce the Threshold to Call	Shareholder	Yes	Against	For
Special Shareholder Meetings to 10% of Outstanding
Shares.
6.0	Shareholder Proposal Regarding Report on Prison	Shareholder	Yes	Against	For
Labor in the Supply Chain.
Page 12
Issuer:	IPG Photonics Corporation
Ticker:	IPGP
Cusip:	44980X109
Meeting Type: Annual
Meeting Date: 05/30/2019		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1a.	Elect Director Valentin P. Gapontsev	Issuer	Yes	For	For
1b.	Elect Director Eugene A. Scherbakov	Issuer	Yes	For	For
1c.	Elect Director Igor Samartsev	Issuer	Yes	For	For
1d.	Elect Director Michael C. Child	Issuer	Yes	For	For
1e.	Elect Director Gregory P. Dougherty	Issuer	Yes	For	For
1f.	Elect Director Henry E. Gauthier	Issuer	Yes	For	For
1g.	Elect Director Catherine P. Lego	Issuer	Yes	For	For
1h.	Elect Director Eric Meurice	Issuer	Yes	For	For
1i.	Elect Director John R. Peeler	Issuer	Yes	For	For
1j.	Elect Director Thomas J. Seifert	Issuer	Yes	For	For
2.0	Ratify Deloitte & Touche LLP as IPG's independent	Issuer	Yes	For	For
	registered public accounting firm for 2019.	Issuer	Yes	For	For
3.0	Approval of the IPG Photonics Corporation 2008	Issuer	Yes	For	For
	Employee Stock Purchase Plan, as amended and	Issuer	Yes	For	For
restated.

Issuer:	Cognizant Technology Solutions Corp.
Ticker:	CTSH
Cusip:	192446102
Meeting Type: Annual
Meeting Date: 06/04/2019		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1a.	Elect Director Zein Abdalla	Issuer	Yes	For	For
1b.	Elect Director Maureen Breakiron-Evans	Issuer	Yes	For	For
1c.	Elect Director Jonathan Chadwick	Issuer	Yes	For	For
1d.	Elect Director John M. Dineen	Issuer	Yes	For	For
1e.	Elect Director Francisco D'Souza	Issuer	Yes	For	For
Page 13
1f.	Elect Director John N. Fox, Jr.	Issuer	Yes	For	For
1g.	Elect Director Brian Humphries	Issuer	Yes	For	For
1h.	Elect Director John E. Klein	Issuer	Yes	For	For
1i.	Elect Director Leo S. Mackay, Jr.	Issuer	Yes	For	For
1j.	Elect Director Michael Patsalos-Fox	Issuer	Yes	For	For
1k.	Elect Director Joseph M. Velli	Issuer	Yes	For	For
2.0	Approve, on an advisory (non-binding) basis, the	Issuer	Yes	Against	Against
compensation of the company's named executive
officers.
3.0	Ratify the appointment of PricewaterhouseCoopers	Issuer	Yes	For	For
LLP as the company's independent registered public
accounting firm for the year ending December 31, 2019
4.0	Shareholder proposal requesting that the company	Shareholder	Yes	Against	For
provide a report disclosing its political spending and
related company policies.
5.0	Shareholder proposal requesting that the board of	Shareholder	Yes	Against	For
directors adopt a policy and amend the company's
governing documents to require that the chairman of
the board be an independent director.

Issuer:	Mastercard Incorporated
Ticker:	MA
Cusip:	57636Q104
Meeting Type: Annual
Meeting Date: 06/25/2019		Proposed		Vote	For/Against
Proposal:		By	Voted?	Cast	Management
1a.	Elect Director Richard Haythornthwaite	Issuer	Yes	For	For
1b.	Elect Director Ajay Banga	Issuer	Yes	For	For
1c.	Elect Director David R. Carlucci	Issuer	Yes	For	For
1d.	Elect Director Richard K. Davis	Issuer	Yes	For	For
1e.	Elect Director Steven J. Freiberg	Issuer	Yes	For	For
1f.	Elect Director Julius Genachowski	Issuer	Yes	For	For
1g.	Elect Director Choon Phong Goh	Issuer	Yes	For	For
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1h.	Elect Director Merit E. Janow	Issuer	Yes	For	For
1i.	Elect Director Oki Matsumoto	Issuer	Yes	For	For
1j.	Elect Director Youngme Moon	Issuer	Yes	For	For
1k.	Elect Director Rima Qureshi	Issuer	Yes	For	For
1l.	Elect Director Jose Octavio Reyes Lagunes	Issuer	Yes	For	For
1m.	Elect Director Gabrielle Sulzberger	Issuer	Yes	For	For
1n.	Elect Director Jackson Tai	Issuer	Yes	For	For
1o.	Elect Director Lance Uggla	Issuer	Yes	For	For
2.0	Advisory approval of Mastercard's executive	Issuer	Yes	Against	Against
compensation.
3.0	Ratification of the appointment of Pricewaterhouse-	Issuer	Yes	For	For
Coopers LLP as the independent registered public
accounting firm for Mastercard for 2019.
4.0	Consideration of a stockholder proposal on gender	Shareholder	Yes	Against	For
pay gap.
5.0	Consideration of a stockholder proposal on creation	Shareholder	Yes	Against	For
of a human rights committee.

SIGNATURES

Pursuant to the requirements of the Investment Act of 1940, the Registrant has
duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NorthQuest Capital Fund, Inc.

By: /s/ Peter J. Lencki
Peter J. Lencki
Principal Executive Officer
Principal Financial Officer
Date: July 1, 2019
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